Contract assets - Additional Information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Contract assets
Contract assets		¥ 77,684
Loss allowances | Contract assets
Contract assets
Contract assets with gross amount	¥ 2,200	¥ 2,700